PRIVATE LOANS	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
PRIVATE LOANS	MORTGAGE LOANS ON REAL ESTATE
The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and residential. Commercial mortgage loans include agricultural mortgage loans. The breakdown of mortgage loans on real estate by portfolio segment is as follows:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Commercial mortgage loans	$8,927	$9,891
Residential mortgage loans	2,417	2,693
Total	11,344	12,584
Allowance for credit losses	(113)	(158)
Total, net of allowance	$11,231	$12,426
The Company’s commercial mortgage loan portfolio consists of loans collateralized by the related properties and diversified as to property type, location and loan size. The geographic categories come from the U.S. Census Bureau’s “Census Regions and Divisions of the United States”. The commercial mortgage loan portfolio is summarized by geographic region and property type as follows:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	2025		2024
	Amount	Percentage	Amount	Percentage
Geographic distribution:
Pacific	$2,291	25%	$2,126	21%
Mountain	1,409	16%	1,687	17%
West North Central	255	3%	302	3%
West South Central	1,197	13%	1,480	15%
East North Central	825	9%	1,084	11%
East South Central	146	2%	146	1%
Middle Atlantic	718	8%	677	7%
South Atlantic	1,831	21%	2,029	21%
New England	158	2%	149	2%
Other (multi-region, non-US)	97	1%	211	2%
Total	$8,927	100%	$9,891	100%
Allowance for credit losses	(99)		(149)
Total, net of allowance	$8,828		$9,742

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	2025		2024
	Amount	Percentage	Amount	Percentage
Property type distribution:
Agricultural	$349	4%	$447	5%
Apartment	2,461	28%	2,533	25%
Hotel	989	11%	1,251	13%
Industrial	1,825	20%	1,930	20%
Office	1,350	15%	1,418	13%
Parking	207	2%	297	3%
Retail	1,397	16%	1,633	17%
Storage	114	1%	181	2%
Other	235	3%	201	2%
Total	$8,927	100%	$9,891	100%
Allowance for credit losses	(99)		(149)
Total, net of allowance	$8,828		$9,742
There was $10 million, $2 million and $2 million interest income recognized on loans in non-accrual status for the years ended December 31, 2025, 2024 and 2023, respectively. Impaired loans were not significant for any of the periods presented.
Allowance for Credit Losses
The Company establishes a valuation allowance to provide for the risk of credit losses inherent in its mortgage loan portfolios. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost, which excludes accrued interest receivable. The Company does not measure a credit loss allowance on accrued interest receivable, and any uncollectible accrued interest receivable balances are written off to net investment income in a timely manner. The Company has written off $5 million of uncollectible accrued interest receivable on its commercial or residential mortgage loan portfolios for the year ended December 31, 2025, and no write offs for the years ended December 31, 2024 and 2023, respectively. The rollforward of the allowance for credit losses for mortgage loans for the years ended December 31, 2025, 2024 and 2023 is shown below:

US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans
Balance, as of January 1, 2023	$(41)	$—
Recovery (provision)	(19)	—
Balance, as of December 31, 2023	$(60)	$—
Recovery (provision)	(89)	(9)
Balance, as of December 31, 2024	$(149)	$(9)
Recovery (provision)	44	(5)
Write-offs charged against the allowance	6	—
Balance, as of December 31, 2025	$(99)	$(14)
Credit Quality Indicators
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by aging category are shown below:

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
Commercial mortgage loans:
Current	$1,112	$358	$309	$2,119	$978	$3,666	$8,542
30-59 days past due	—	83	—	94	—	—	177
60-89 days past due	—	—	29	10	—	2	41
Non-accrual	—	—	—	11	59	97	167
Residential mortgage loans:
Current	376	302	390	766	182	114	2,130
30-59 days past due	3	9	18	34	11	5	80
60-89 days past due	1	2	11	22	2	2	40
Non-accrual	1	4	76	66	10	10	167
Total mortgage loans on real estate	$1,493	$758	$833	$3,122	$1,242	$3,896	$11,344
Allowance for credit losses							(113)
Total, net of allowance							$11,231

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$569	$607	$2,428	$1,280	$961	$3,735	$9,580
30-59 days past due	—	25	4	—	10	48	87
60-89 days past due	—	—	50	30	—	—	80
Non-accrual	—	8	42	40	6	48	144
Residential mortgage loans:
Current	291	790	970	222	121	7	2,401
30-59 days past due	3	41	45	2	4	—	95
60-89 days past due	—	7	20	2	4	5	38
Non-accrual	3	51	76	18	8	3	159
Total mortgage loans on real estate	$866	$1,529	$3,635	$1,594	$1,114	$3,846	$12,584
Allowance for credit losses							(158)
Total, net of allowance							$12,426
It is the Company’s policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. As of December 31, 2025, 279 mortgage loans were past due over 90 days or in non-accrual status (2024 – 266 mortgage loans).
The Company’s commercial and residential mortgage loans may be subject to loan modifications. Loan modifications may be granted to borrowers experiencing financial difficulty and could include principal forgiveness, interest rate reduction, an other-than-significant delay or a term extension. A loan modification typically does not result in a change in valuation allowance as it is already incorporated into the Company’s allowance methodology. However, if the Company grants a borrower experiencing financial difficulty principal forgiveness, the amount of principal forgiven would be written off, which would reduce the amortized cost of the loan and result in an adjustment to the valuation allowance. The carrying amount of mortgage loans experiencing financial difficulty, for which modifications have been granted, was $150 million, $260 million and $219 million for the years ended December 31, 2025, 2024 and 2023 respectively.
PRIVATE LOANS
The following table summarizes the credit ratings of our private loans:

AS OF DEC. 31 US$ MILLIONS	2025	2024
A or higher	$2,148	$1,595
BBB	1,342	692
BB and below	2,918	875
Unrated(1)	2,007	2,042
Total	$8,415	$5,204
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.
Allowance for Credit Losses
The rollforward of the allowance for credit losses for private loans is shown below for the years ended December 31, 2025, 2024 and 2023:

US$ MILLIONS	2025	2024	2023
Balance as of January 1	$(97)	$(44)	$(28)
Provision	(84)	(56)	(16)
Write-offs charged against the allowance	—	1	—
Recoveries of amounts previously written off	—	2	—
Balance as of December 31	$(181)	$(97)	$(44)
The Company’s private loans may be subject to loan modifications. Loan modifications may be granted to borrowers experiencing financial difficulties and could include term extensions. For the years ended December 31, 2025, 2024 and 2023, the Company did not have a significant amount of private loans that it modified to borrowers experiencing financial difficulty. Impaired loans were not significant for any of the periods presented.